CSMC 2021-RPL3 Trust ABS-15G

Exhibit 99.12

Opus Capital Markets Consultants, LLC

CSMC 2021 RPL3

Narrative

March 11, 2021

BACKGROUND AND SCOPE METHODOLOGY

This report summarizes the results of a due diligence review performed on a pool of 143 loans provided by Residential RealEstate Review, Inc. (“Customer”) to Opus Capital Markets Consultants, LLC (“Opus CMC”), from which 100% of the loan sample was chosen and loaded into the OpusFirst® underwriting software. Opus CMC performed a detailed compliance review on all loans.

Opus CMC was established in 2005. Opus was acquired in January 2014 by Wipro Ltd, a global information technology, consulting, and outsourcing company.

COMPLIANCE REVIEW

Opus CMC performed a compliance review on all loans in order to verify that each loan was originated in compliance with applicable federal, state and local anti-predatory lending statutes required by the respective SOW. The compliance review scope is included in Exhibit A herein and the compliance review results are included within Exhibit B.

Note: Opus generally met the NRSRO requirements noted above with the exception that loans were not tested for compliance with Regulation X - Real Estate Settlement Procedures Act (RESPA). One loan was originated after January 1, 2010.

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EXHIBIT A

COMPLIANCE REVIEW SCOPE

Each mortgage loan file was tested for compliance with the federal Truth in Lending Act (“TILA”), as well as federal, state and local anti-predatory lending statutes. An overview of the federal, state and local lending laws tested is listed below.

The Section 32/HOEPA review included, but was not limited to, the following:

●	Rate test
●	HPML test, if applicable
●	Points and Fees test
●	Review of Section 32 disclosure for accuracy (i.e. payment stream, highest payment scenario; dates disclosed, dates acknowledged)
●	Review and confirmation of documentation type (i.e. full, stated, no ratio)
●	Review for evidence of prepayment penalty
●	Verification of Debt to Income conformity, when necessary.

The Federal Truth in Lending Act/Regulation Z review includes, but is not limited to:

●	A review of the material compliance disclosures set forth in the Truth in Lending Disclosure and the Notice of Right to Cancel form, if applicable. A review of the final TIL with a report outlining any TILA violations. Re-calculation of disclosed finance charge, proper execution by all required parties, principal and interest calculations, payment stream(s), recalculation of disclosed APR, and a review to ensure disclosure differences are within the allowed tolerances. A review of the Notice of Right to Cancel: verification of the transaction date and expiration date, ensures proper execution of the Notice of Right to Cancel by all required parties verifies the disbursement date and determines if a full 3-day rescission period was adequately provided to the borrower(s).

The fee entry process was performed utilizing a hierarchy approach based upon documents available within the loan file. The ideal loan file included a Final HUD-1, of which the fees directly from this document would be used within Compliance testing. In the event a Final HUD-1 was not present in the file, a finding was raised for the missing document and alternative documentation was sought for fee entry. The alternative documentation would have been utilized based on the following order of importance:

i)	Final HUD-1 that is missing signature and/or not stamped true/certified;
ii)	Estimated HUD-1; or
iii)	Title Company Closing Statement.

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High Cost - State & Local Anti-Predatory Regulations: In addition to federal thresholds, the Consultant will review the anti-predatory lending statutes in the following states and local municipalities, as applicable, as well as any additional applicable regulations implemented during the Term of this SOW:

➢  Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.

➢  California Anti-Predatory Lending Statute, Cal. Fin. Code § 4970 et seq.

➢  Colorado Consumer Equity Protection Act, Colo. Rev. Stat. § 5-3.5-101 et seq. and as amended by Senate Bill 216 (2007) and House Bill 1322 (2007).

➢  Colorado Consumer Credit Code, Colo. Rev. Stat. 5-1-101 et seq.

➢  Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a-746 et seq. and the Responsible Lending and Economic Security Act, Conn. House Bill 5577 (2008).

➢  District of Columbia Home Loan Protection Act of 2002, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg. § 2000.1 et seq. as well as DC Mortgage Disclosure Act of 2007.

➢  Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq.

➢  Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53)

➢  Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101 et seq.

➢  Illinois High Risk Home Loan Regulations, 38 Ill. Admin. Code § 345.10 et seq.

➢  Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003).

➢  City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.

➢  Cook County, Illinois, Anti-Predatory Lending Ordinance, Ordinance No. 240864 (2001) as amended by Illinois SB 1167 (2007).

➢  Indiana Home Loan Practices Act, Ind. Code § 24-9-1 et seq.

➢  Section 16a-3-308a of the Kansas Consumer Credit Code, Kan. Stat. Ann. § 16a-1-101 et seq. 16. Kentucky Anti-Predatory Lending Statute, Ky. Rev. Stat. § 360.100 et seq. and as amended by Kentucky House Bill 552 (2008).

➢  Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages, 9A Me. Rev. Stat. Ann. §§ 8-103(1); 8-206(8); 8-206A and Maine Legislative Document 1869 (2007).

➢  Maryland Commercial Law, Mary. Stat. Ann. §§ 12-124.1; 12-127; 12-409.1; 12-1029 and as amended by Maryland Senate Bill 270 (2008) and Maryland Regulations under the Maryland Mortgage Lender Law (2009).

➢  Massachusetts High Cost Mortgage Regulations, 209 CMR § 32.32 et seq. including MA House Bill 4387 (2008) 20. Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183(C).

➢  Massachusetts “Borrower’s Interest” Standard, M.G.L. Chapter 183, §28C.

➢  Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.

➢  Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et al. (S.F. 2988 (2002) and as amended by House File 1004 and SF 98 (2007) and SF 3154 and 3214 (2008).

➢  Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat.§ 45-702 et seq.

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➢  Nevada Anti-Predatory Lending Law, Nev. Rev. Stat. § 598D.010 et seq. and as amended by AB 440.

➢  New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:10B-22 et seq.

➢  New Mexico Home Loan Protection Act, N.M. Stat. Ann. § 58-21A-1 et seq. and as amended by Senate Bill 342 (2009).

➢  New York High Cost Home Loan Regulations, 3 NYCCR Part 41 (2001).

➢  New York High Cost Home Loan Act, N.Y. Bank. L. Ch. 626., as implemented by 3 NYCCR Part 41 (2003) and as amended by Senate Bill 8143-A (2008).1

➢  North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24-10.2 and North Carolina Amendments to Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-9; 24-1.1(E)(a); 24-10.2(a) and as amended by House Bill 1817 (2007).

➢  Ohio Anti-Predatory Lending Statute, Ohio Rev. Code Ann. § 1.63 and as amended by S.B. 185.

➢  City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003.

➢  Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003).

➢  Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.

➢  City of Providence, Rhode Island Predatory Lending Ordinance, Ordinance No. 245, Chapter 2006-33 as amended.

➢  Rhode Island Home Loan Protection Act, Chapter 25.2 of Title 34 of RI Gen. L. et seq., including the Emergency and Final Regulations.

➢  South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq.

➢  South Carolina Consumer Protection Code, S.C. Code 37-1-101 et seq

➢  Tennessee Home Loan Protection Act of 2006, TN Code Annotated, Title 47 et seq.

➢  Texas High-Cost Home Loan Statute, TX. Fin. Code Ann. § 343.201 et seq. 2

➢  Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61- 2c-102 et seq.

➢  Utah High Cost Home Loan Act, Utah Code § 61-2d-101 et seq.

➢  Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.

➢  Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1-413; 6.1-422, 6.1-428.

➢  Virginia Mortgage Lender and Broker Act (for loans originated after July 1, 2003), Va. Code Ann. §§ 6.1-411; 6.1-422.1, 6.1-425.1; 6.1-425.2.

➢  Washington House Bill 2770, Mortgage Lending and Homeownership, Chapter 108, Laws of 2008.

➢  Wisconsin Responsible High Cost Mortgage Lending Act, Wis. Stat. § 428.202.

➢  West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17-1 et seq.

➢  Wyoming Credit Code, Wyo. Stat. Ann. §§ 40-14-101 et seq.

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The following tables provide the summary and conclusions based on the review of the assets by Opus.

a)	Results of quality and integrity of information review – This table shows the results of the review of the quality of the information and integrity of data. The column on the left entitled “Data Element” indicates the data element that was reviewed. The column in the center entitled “Count” indicates the number of loans for which the information in the data tape was incorrect, based on our review.

Data Element	Count	Accuracy
Application Date	0	100.00%
Appraised Value	13	90.91%
Borrower First Name	0	100.00%
Borrower Lasr Name	0	100.00%
City	4	97.20%
CLTV	6	95.80%
DTI	0	100.00%
FICO	0	100.00%
First Payment Date	66	53.85%
Gross Margin	22	84.62%
Index Type	26	81.82%
Interest Rate	40	72.03%
Lifetime Maximum Rate (Ceiling)	22	84.62%
Lifetime Minimum Rate (Floor)	22	84.62%
Loan Purpose	96	32.87%
Loan Term	0	100.00%
Loan Type	0	100.00%
LTV	6	95.80%
Maturity Date	0	100.00%
Note Date	3	97.90%
Note Rate	0	100.00%
Number of Borrowers	0	100.00%
Occupancy	9	93.71%
Original Loan Amount	9	93.71%
Original P&I	0	100.00%
Original Payment	0	100.00%
Origination Date	5	96.50%
Property Address	0	100.00%
Property County	0	100.00%
Property State	0	100.00%

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Property Type	30	79.02%
Qualifying FICO	0	100.00%
Sales Price	84	41.26%
Second Mortgage Lien Amount	0	100.00%
Self Employed	0	100.00%
Subsequent Interest Rate (Change Down)	22	84.62%
Subsequent Interest Rate Cap (Change Up)	22	84.62%
Units	0	100.00%
Zip Code	2	98.60%
Total Loans	143

EXHIBIT B

SUMMARY OF COMPLIANCE REVIEW

	Fitch Compliance Grading

	Final Grade

Initial Grade		A	B	C	D
	A	27	0	0	0
	B	0	68	0	0
	C	0	2	2	0
	D	0	2	0	42

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